Vanguard Total International Bond II Index Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retail Prospectus [Member] | Vanguard Total International Bond II Index Fund | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	2.95%	3.62%	8.73%	(13.03%)